COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
COMMON STOCK

NOTE 4 – COMMON STOCK

1.	On October 26, 2022, the Board approved the quarterly issuances of 715 shares of Common Stock to each of two consultants commencing on January 1, 2023, and ending on December 31, 2024. On January 2, 2023, April 3, 2023 and August 7, 2023, the Company issued 1,430 shares of Common Stock to each of the consultants. The Company determined the value of the shares issued based on the share price on the date of the board approval. The Company recorded share-based compensation expenses of $59,695 for the nine months ended September 30, 2023 and $19,919 for the three months ended September 30, 2023.

On August 3, 2023, the Board approved the issuance of a one-time bonus of 21,428 shares of Common Stock to each of the two consultants. On August 7, 2023, the Company issued 21,428 shares of Common Stock for each of the consultants. The Company determined the value of the shares issued based on the share price of the date of the board approval. The Company recorded share-based compensation expenses of $173,991.

2.	On October 26, 2022, pursuant to an investor relations consulting agreement, the board approved quarterly issuances of 1,286 shares of Common Stock to a consultant starting in the first quarter of 2023. On each of January 2, 2023, April 3, 2023 and August 7, 2023, the Company issued 1,286 shares of Common Stock. The Company determined the value of the shares issued based on the share price of the date of the board approval. The Company recorded share based compensation expenses of $53,734 for the nine months ended September 30, 2023 and $17,914 for the three months ended September 30, 2023.

3.	On January 20, 2023, the Company entered into a consulting agreement with a consultant for a period of twelve months. According to the agreement, the Company will issue on a quarterly basis, subject to the approval of the board (a) 3,572 restricted shares of the Company’s Common Stock issued fully earned in connection with services rendered for the first quarter of 2023, and (b) 2,143 restricted shares of Common Stock issued fully earned in connection with services rendered for each subsequent quarter of 2023, such that the consultant will receive an aggregate of 10,001 restricted shares of Common Stock.

On February 13, 2023, the Company issued the first 3,572 shares of Common Stock.

On April 27, 2023, the Company issued 2,143 shares of Common Stock. The Company determined the value of the shares issued based on the share price of the date of the board approval. The Company recorded share-based compensation expenses of $47,680 for the nine months ended September 30, 2023.

On June 14, 2023, the Company entered into a new superseding consulting agreement (see note 4 (9) below).

4.	On March 29, 2023, the board approved the amendment to the consulting agreement with EU Agritech Investment Ltd (“EU Agritech”), pursuant to which EU Agritech will receive $100,000 in restricted shares of Common Stock to be issued on the effective date of the amendment as compensation for the first twelve months of services provided to the Company. On April 3, 2023, the Company issued 21,009 shares of Common Stock to EU Agritech. During the period of nine months ended September 30, 2023, the Company recorded $66,667 as share based compensation expenses and the remaining was classified as prepaid expenses in other current assets.

The board additionally approved the amendment to a consulting agreement with Joachim Fuchs pursuant to which it issued 7,143 restricted shares of Common Stock, under the Company’s 2022 Share Incentive Plan (see note 5). These shares will be subject to a twenty four months lockup period.

SAVE FOODS, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

NOTE 4 – COMMON STOCK (continue)

5.	On March 29, 2023, the board approved the immediate issuance of an equity grant to executive officers, employees, directors and consultants of an aggregate of 142,860 shares of Common Stock (such number includes the restricted shares issued pursuant to the amendment of the consulting agreement with Joachim Fuchs as detailed in note 4(4) above). Such shares were issued on April 3, 2023. The Company estimated the value of the shares issued at $678,000 based on the share price of the date of the board approval and recorded $678,000 as share based compensation expenses during the nine months ended September 30, 2023.

6.	On March 31, 2023, the Company entered into the securities exchange agreement with Plantify pursuant to which each of the respective parties agreed to issue to the opposite party 19.99% of its issued and outstanding capital stock on a pre-closing basis. The Securities Exchange closing occurred on April 5, 2023. Upon the closing, the Company issued 166,340 shares of Common Stock to Plantify (see note 3 above).

7.	On May 28, 2023, the Company entered into a consulting agreement with a consultant for a period of 18 months. According to the agreement, the Company will issue, subject to the approval of the board, 25,715 restricted shares of the Company’s Common Stock. These shares will be subject to a lockup period pursuant to the following schedule: (a) 8,572 shares of Common Stock upon the six months anniversary of the agreement date, (b) 8,572 shares of Common Stock upon the nine months anniversary of the agreement date, and (c) 8,571 shares of Common Stock twelve months anniversary of the agreement date.

On June 21, 2023, the Company issued 25,715 restricted shares of Common Stock. The Company determined the value of the shares issued at $122,400 based on the share price on the agreement date, of which $27,200 was recorded as share based compensation expenses during the nine months ended September 30, 2023 and the remaining was classified as prepaid expenses in other current assets.

8.	On May 28, 2023, the Company entered into a consulting agreement with a consultant for a period of two years. According to the agreement, the Company will issue, subject to the approval of the board, 35,715 restricted shares of the Company’s Common Stock. These shares will be subject to a lockup period pursuant to the following schedule: (a) 11,905 shares of Common Stock upon the six months anniversary of the agreement date, (b) 11,905 shares of Common Stock upon the nine months anniversary of the agreement date, and (c) 11,905 shares of Common Stock upon the 12 months anniversary of the agreement date.

On June 21, 2023, the Company issued 35,715 restricted shares of Common Stock. The Company determined the value of the shares issued at $170,000 based on the share price on the agreement date, of which $29,110 was recorded as share based compensation expenses during the nine months ended September 30, 2023 and the remaining was classified as prepaid expenses in other current assets.

9.	On June 14, 2023, the Company entered into a consulting agreement with a consultant for a period of 30 months. According to the agreement, the Company will issue, subject to the approval of the board, 32,143 restricted shares of the Company’s Common Stock. These shares will be subject to a lockup period pursuant to the following schedule: (a) 10,715 shares of Common Stock upon the six months anniversary of the agreement date, (b) 10,714 shares of Common Stock upon the nine months anniversary of the agreement date, and (c) 10,714 shares of Common Stock upon the twelve months anniversary of the agreement date.

On June 21, 2023, the Company issued 32,143 restricted shares of Common Stock. The Company determined the value of the shares issued at $147,150 based on the share price on the agreement date, of which $17,407 was recorded as share based compensation expenses during the nine months ended September 30, 2023 and the remaining was classified as prepaid expenses in other current assets.

SAVE FOODS, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

NOTE 4 – COMMON STOCK (continue)

10.	On June 15, 2023, the Company entered into a consulting agreement with a consultant for a period of three months. According to the agreement, the Company will issue, subject to the approval of the board the following: (a) restricted Common Stock representing an aggregate value of $75,000, upon the execution of the agreement, and (b) a monthly cash fee of $5,000.

By June 30, 2023, the Company issued an aggregate of 16,485 shares of Common Stock, the Company was recorded $75,000 as share based compensation expenses during the nine months ended September 30, 2023.

11.	On June 21, 2023, the Company entered into a consulting agreement with legal advisors pursuant to which the legal advisors shall provide the Company with certain legal services in consideration for total of $22,500 in cash and $22,500 in restricted Common Stock of the Company of which $11,250 in cash and $11,250 in restricted Common Stock shall be paid upon execution of the agreement and the remaining after the completion of the legal services. On July 6, 2023, the Company issued 4,945 shares of restricted Common Stock as consideration for the first installment. The Company determined the value of the shares issued at $24,137 based on the share price on the agreement date, which recorded as prepaid expenses in other current assets during the nine months ended September 30, 2023. In addition, on September 6, 2023, the Company issued 6,123 shares of Common Stock pursuant to a retainer legal services agreement dated August 7, 2023. The Company determined the value of the shares issued at $66,862 based on the share price on the agreement date, of which $9,892 was recorded as share based compensation expenses during the nine months ended September 30, 2023 and the remaining was classified as prepaid expenses in other current assets.

12.	On July 23, 2023, the Company, entered into a Standby Equity Purchase Agreement (the “Purchase Agreement”), with YA II PN, Ltd. (the “Investor”), pursuant to which the Investor has agreed to purchase up to $3.5 million shares of the Company’s Common Stock over the course of 40 months after the date of the Purchase Agreement. The price of shares to be issued under the Purchase Agreement will be 94% of the lowest volume weighted average trading price (the “VWAP”) of the Company’s Common Stock for the three days prior to delivery of each advance notice by the Company. Each issuance and sale by the Company to the Investor under the Purchase Agreement (an “Advance”) is subject to a maximum amount equal to the greater of 100% of the Daily Traded Amount (being the product obtained by multiplying the daily trading volume of the Company’s shares as reported by Bloomberg L.P., by the VWAP for such trading day) during the five trading days prior to an Advance notice and $200,000. With respect to each Advance notice, if the Company notifies the Investor of a minimum acceptable price with respect to such Advance, then if there is no VWAP or if such price is below the minimum price indicated by the Company, there will be an automatic reduction to the amount of the Advance by one third, and that day will be excluded from the pricing period.

The Advances are subject to certain limitations, including that the Investor cannot purchase any shares that would result in it beneficially owning more than 4.99% of the Company’s outstanding shares of Common Stock at the time of an Advance or acquiring more than 19.99% of the Company’s outstanding shares of Common Stock as of the date of the Purchase Agreement (the “Exchange Cap”). The Exchange Cap will not apply under certain circumstances, including, where the Company has obtained stockholder approval to issue in excess of the Exchange Cap in accordance with the rules of Nasdaq or such issuances do not require stockholder approval under Nasdaq’s “minimum price rule.”

The Purchase Agreement will terminate automatically on the earlier of December 1, 2026 or when the Investor has purchased an aggregate of $3.5 million shares of the Company’s Common Stock. The Company has the right to terminate the Purchase Agreement upon five trading days’ prior written notice to the Investor.

The Purchase Agreement provided that, subject to the satisfaction of certain conditions set forth in the Purchase Agreement, upon the request of the Company, the Investor will advance to the Company up to $700,000 of the $3,500,000 commitment amount, with such Advances to be evidenced by a promissory note (the “Note”). The request by the Company for such Advances may only be made after the approval of the stockholders of the transactions contemplated by the Purchase Agreement, and the Company cannot request any Advances after January 31, 2024. There is a 3% discount to the amount equal to each Note. Each Note accrues interest on the outstanding principal balance at the rate of 8% per annum. The Company is required to pay, on a monthly basis, a one tenth of the outstanding principal of each Note and accrued interest thereon either (i) in cash or (ii) by submitting an advance notice pursuant to the Purchaser Agreement and selling the Investor shares, or any combination of (i) or (ii) as determined by the Company. The first payment is due 60 days after the issuance of a Note, with each subsequent payment due 30 days after the prior payment. Unless otherwise agreed by the Investor, the funds received by the Company pursuant to the Purchase Agreement for the sale of shares will first be used to satisfy any payments due under the Note.

The conditions that must be satisfied prior to the Investor advancing the Company funds pursuant to the terms of the Note include obtaining shareholder approval of the transactions contemplated by the Purchase Agreement (on October 2, 2023, at the annual meeting of stockholders, the stockholders approved the issuance of more than 20% of our issued and outstanding Common Stock, permitting us to request Advances from the Investor under the Purchase Agreement that will result in the issuance of more than 20% of our issued and outstanding shares of Common Stock as of the date of the Purchase Agreement without being subject to the Exchange Cap), the delivery by the Company to the Investor of a request to lend funds pursuant to the Note prior to January 31, 2024, no events which could have a material adverse on the Company and other conditions customary of financings of this nature.

On September 27, 2023, the Company issued 26,224 shares of Common Stock as a commitment fee to a subsidiary of the Investor. The Company determined the value of the shares issued at $122,988 based on the share price on the agreement date, which recorded as prepaid expenses in other current assets during the nine months ended September 30, 2023.

On October 11, 2023, the Company filed a registration statement on Form S-1 with the SEC (File No. 333-274932), which was declared effective by the SEC on October 30, 2023 (the “S-1 Registration Statement”), registering for resale up to 1,000,000 shares of Common Stock on behalf of the Investor, that may be offered and sold by the Investor from time to time under the terms of the Purchase Agreement. On October 31, 2023, following the effectiveness of the Registration Statement, the Company received a gross amount of $700,000 and issued the Note to the Investor pursuant to the Purchase Agreement. The first payment under the Note is due December 31, 2023. Unless otherwise agreed by the Investor, the funds received by the Company pursuant to the Purchase Agreement for the sale of shares of Common Stock to the Investor will first be used to satisfy any payments due under the Note.

13.	On July 27, 2023, the Company issued 223,008 shares of Common Stock to Yaaran pursuant to the terms of the Exchange Agreement described in note 1d above. The Company determined the value of the shares issued at $997,024 based on the share price on the agreement date, which was recorded as research and development expenses during the nine months ended September 30, 2023.

NOTE 8 – SHAREHOLDERS’ EQUITY

Description of the rights attached to the Shares in the Company:

Common stock:

Each share of common stock entitles the holder to one vote, either in person or by proxy, at meetings of stockholders. The holders are not permitted to vote their shares cumulatively. Accordingly, the stockholders of the Company’s common stock who hold, in the aggregate, more than fifty percent of the total voting rights can elect all of the directors and, in such event, the holders of the remaining minority shares will not be able to elect any of such directors. The vote of the holders of a majority of the issued and outstanding shares of common stock entitled to vote thereon is sufficient to authorize, affirm, ratify or consent to such act or action, except as otherwise provided by law.

Transactions:

1.	On May 13, 2021, the Company completed an underwritten public offering of 155,845 shares of Common Stock of the Company at a price to the public of $77.00 per share – see note 1 above.

2.	On May 15, 2021, the Company signed a consulting agreement with a third party according to which the consultant will provide the Company with investor relations services for a period of 12 months following the commencement date. As consideration for the agreement the Company will pay the consultant an annual fee of $40,000 and shall issue the consultant 1,715 shares of Common Stock of the Company. On June 20, 2021, the Company issued 1,715 shares of Common Stock of the Company to the consultant. The Company determined the value of the shares issue at $126,600 which was recorded as share based compensation expenses during the ended December 31, 2021.

3.	On July 1, 2021, the Company and a consultant signed an Addendum to the October 20, 2020 Service Agreement (the “Original Agreement”) according to which the Company agreed to pay the consultant $15,000 for digital communication services as per the Original Agreement and to issue the consultant 2,041 shares of Common Stock of the Company. The Company determined the value of the shares issued at $127,622. In addition, the Company agreed to continue the Original Agreement for an additional six months for a monthly fee of $10,000.

4.	On August 5, 2021, the Company signed consulting agreement with a third party according to which the Consultant will provide the Company with strategic consulting and coordination of digital marketing campaigns for a period of 6 months commencing September 1, 2021. As consideration for the agreement the Company will pay the consultant a total fee of $301,000 and shall issue the consultant 1,715 shares of Common Stock of the Company. By November 3, 2021, the Company issued the Consultant 858 shares on account of the above agreement. The Company determined the value of the shares issued at $53,856. On November 5, 2021, the Company and the consultant mutually agreed to terminate the consulting agreement.

5.	On June 15, 2021, the Company signed consulting agreement with a third party according to which the Consultant will provide the Company with public relations services. Based on the agreement, the Company will pay the consultant a monthly fee of $3,500 and shall issue the consultant 29 shares of Common Stock of the Company on the final day of each month following the commencement date of the agreement. On November 3, 2021 the Company issued to consultants 100 shares of the Company’s common stock based on their June 15, 2021 consulting agreement. The Company determined the value of the shares issued at $5,747. On May 2, 2022, the Company issued the consultants 86 shares under the 2021 consulting agreement which ended on December 31, 2021. The Company determined the value of the shares issued at $4,926.

6.	On October 1, 2021, the Company signed a consulting agreement with a consultant for a period of 18 months, according to which the consultant will provide the Company with consulting services related to international business development activities. Based on the agreement, the Company will issue the consultant 1,286 shares of common stock of the Company upon execution of the agreement and six installments of 1,786 shares of common stock of the Company at each of following 90 days following the execution date. On November 3, 2021 the Company issued to consultant 1,286 shares of the Company’s common stock. The Company determined the value of the shares issued at $61,200. On January 27, 2022, and on May 2, 2022, the Company issued an aggregate of 3,572 shares under its October 1, 2021 consulting agreement. On June 8, 2022 the Company decided to terminate the consulting agreement. During the years ended December 31, 2022 and 2021, the Company recorded share based compensation expenses of $136,000 and $95,200, respectively, in respect of the above agreement.

7.	On January 31, 2022, following the Board of Directors of Save Foods Ltd.’s appointment of Mr. Joachim Fuchs as the Chairman of the Board of Directors of Save Foods Ltd, the Board of Directors of the Company (the “Board”) approved the nomination and his consulting agreement. Based on the consulting agreement, Mr. Joachim Fuchs is entitled to a monthly fee of NIS 5,000 (approximately $1,600) and subject to the approval of the Board, 1,286 shares of Common Stock and, subject to the terms of the equity incentive plan to be adopted by the Company, options to purchase 6,015 shares which represented 1.5% of the Company’s’ outstanding capital stock as of the date of the agreement of which (1) 0.5% of such options shall have an exercise price of $7 and shall vest in 4 equal installments during the 12 month period commencing on the Effective Date (January 1, 2022), (2) 0.5% of such options shall have an exercise price of $8.75 and shall vest in 4 equal installments during the 12 month period following the 12 month anniversary of the Effective Date, (3) 0.5% of such options shall have an exercise price of $10.5 and shall vest in 4 equal installments during the 12 month period following the 24 month anniversary of the Effective Date. The Company determined the fair value of the options at $90,665 . On March 24, 2022, the Company issued to Mr. Joachim Fuchs 1,286 shares of common stock. The Company determined the value of the shares at $38,790 based on the share price at the agreement date.

8.	On August 29, 2022, the Board of Directors approved an increase in Mr. Joachim Fuchs monthly fee to $5,000 and in addition, a one time issuance of 429 shares of Common Stock. Such shares were issued on September 7, 2022. The Company determined the value of the shares at $8,610 based on the share price at the resolution date.

SAVE FOODS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars)

NOTE 8 – SHAREHOLDERS’ EQUITY (continue)

9.	On March 10, 2022, the Company entered into an Investor Relations Agreement (the “March IR Agreement”) with a consultant for a period of 12 months. According to the Agreement, the Company will pay the consultant for his services a monthly fee of $11,000 and in addition, 2,000 shares of Common Stock of the Company upon execution of the March IR Agreement. The shares were issued on March 10, 2022. The Company determined the value of the shares at $103,600. During the year ended December 31, 2022, the Company recorded share based compensation expenses of $84,015 and the remaining amount was recorded as prepaid expenses under other current assets.

On June 27, 2022 the Company and the consultant, signed an amendment to the March IR Agreement, according to which the monthly cash payment would be $5,500.

10.	On April 1, 2022, the Company entered into an Investor Relations Agreement (the “April IR Agreement”) with a consultant for a period of 90 days. According to the April IR Agreement, the Company will pay the consultant for his services a monthly fee of $15,000 and in addition, 1,715 shares of Common Stock of the Company upon execution of the agreement. The shares were issued on May 2, 2022. The Company estimated the value of the shares issued at $66,000 based on the share price on the agreement date.

In addition, the Company will issue warrants (the “April Warrant”) to purchase 8,572 shares of Common Stock (see note 10(2) below).

On June 26, 2022 (the “April IR Amendment Date”), the Company entered into an amendment to the April IR Agreement (the “April IR Amendment”), according to which the Company shall engage the consultant for additional period of 90 days commencing on July 1, 2022. According to the amendment to the April IR Agreement, the Company will pay the consultant for his services a monthly fee of $3,333 and in addition, issued 1,715 shares of Common Stock upon execution of the amendment. Such shares were issued on August 22, 2022. The Company determined the value of the shares at $39,480 based on the share price of the April IR Amendment Date.

In addition, per the April IR Amendment, the Company will issue warrants to purchase 5,715 shares of Common Stock (see note 10(2) below).

On August 29, 2022, the Board approved a one-time bonus of $100,000 to the consultant.

SAVE FOODS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars)

NOTE 8 – SHAREHOLDERS’ EQUITY (continue)

11.	On May 18, 2022, the Company issued 1,286 shares of Common Stock to the consultant, pursuant to a May 11, 2022 Board resolution. The shares were estimated at $39,420 based on the share price of the resolution date.

12.	On January 9, 2022 the Company entered into a Strategic consulting and Corporate Digital Marketing Agreement (the “Consulting Agreement”) with a consultant for a period of 12 months. According to the Consulting Agreement, the Company agreed to pay the consultant for his services a monthly fee of $4,250. On June 13, 2022, the Company and the consultant entered into an amendment to the Consulting Agreement according to which, effective as of July 1, 2022, and for the remaining period of the Consulting Agreement, the Company shall issue the consultant (a) 858 shares of Common Stock, and (b) Common Stock representing $19,125, which amount shall be calculated based on the average closing bid price of the Company’s Common Stock during the 10 trading days period prior to October 10, 2022, provided however, that the number of shares to be issued shall not be less than 858 shares of Common Stock.

On July 11, 2022, the Company issued the consultant 858 shares of Common Stock. The Company determined the value of the shares at $17,220 based on the share price of the date of the Consulting Agreement, of which $16,852 was recorded as share based compensation expenses and the remaining portion was classified as prepaid expenses in other current assets.

Additionally, on August 29, 2022, the Board approved a one-time bonus of $7,500 and 1,072 shares of Common Stock of the Company, to the consultant. The shares were issued on September 7, 2022. The Company determined the value of the shares at $21,525 based on the share price of the date of the Consulting Agreement.

On October 11, 2022, the Company issued the consultant 1,442 shares of Common Stock, the Company recorded share based compensation expenses of $19,125 in respect of the agreement.

13.	On August 15, 2022, the Company issued 228,572 shares of Common Stock in conjunction with its underwritten public offering as detailed in Note 1.

14.	On September 6, 2022 the Company entered into a Services Agreement (the “Services Agreement”) with a consultant. According to the Services Agreement, the consultant would provide the Company with strategic advisory services for a period of six months. The Company agreed to pay the consultant for his services $275,000, of which $195,355 was recorded as investor relations expenses and the remaining was classified as prepaid expenses in other current assets. In addition, the Company issued to the consultant 7,143 shares of Common Stock. The Company determined the value of the shares at $141,750 based on the share price of the date of the Services Agreement, of which $100,697 was recorded as share based compensation expenses and the remaining was classified as prepaid expenses in other current assets.

15.	On October 26, 2022, the Board approved the issuance of 7,143 shares of Common Stock to a consultant pursuant to his investor relations consulting agreement and in addition, quarterly issuances of 1,286 shares of Common Stock commencing January 1, 2023 and ending on December 31, 2024. On November 16, 2022 the Company issued 7,143 shares of Common Stock. The Company determined the value of the shares at $99,500 based on the share price of the date of the board resolution.

SAVE FOODS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars)